Goodwill and Other Intangible Assets (Intangible Assets Not Subject to Amortization) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 6,606	¥ 7,046
Trademark
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	6,605	7,045
Other intangible assets
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 1	¥ 1